Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Transactions Affecting Allowance for Doubtful Accounts

Transactions affecting the allowances for doubtful accounts receivable balance during the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Balance, beginning of year	$10	$11	$13
Provisions charged to expense	3	6	3
Write-offs and other	(2)	(7)	(5)
Balance, end of year	$11	$10	$11